BUSINESS COMBINATIONS (Tables)	12 Months Ended
Jun. 30, 2016
Business Acquisition [Line Items]
Schedule of Net income performance targets for Incentive Shares [Table Text Block]
The net income performance targets for the Incentive Shares for Bond are as follows:

	First installment	Second installment
Basis of performance target	Net income for the year ending December 31, 2013	Net income for the year ending December 31, 2014
Target net income	$8,806	$10,567
Nominal value of shares	$10,950	$10,950
Referencing share price to achieve the nominal value of shares	Average closing price of the Company’s shares during the trading days from October 1 to December 31, 2013	Average closing price of the Company’s shares during the trading days from October 1 to December 31, 2014

Schedule of Compound Annual Growth Rate Performance Targets For Premium Shares [Table Text Block]
The CAGR performance targets for the Premium Shares for Bond for the two-year period are as follows:

CAGR performance target	Premium shares issuable

21%	3% of Incentive Shares for Bond
22%	6% of Incentive Shares for Bond
23%	9% of Incentive Shares for Bond
24%	12% of Incentive Shares for Bond
25% and above	15% of Incentive Shares for Bond

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
The acquisition date fair value of the considerations as of the acquisition date is summarized in the below table:

Considerations	Fair value as at April 1, 2013

1) Cash consideration (i)	$35,059
2) Ordinary shares	16,909
3) Incentive Shares for Bond (ii)	21,837
4) Premium Shares for Bond (iii)	-
Total consideration	$73,805

(i) The cash installments of $16,390, $5,510 and $14,600 were paid in May 2013, September 2013 and September 2014, respectively. There was no cash consideration outstanding as of June 30, 2016.

(ii) Bond achieved the performance target of the first and second installments of the Incentive Shares, and a total number of 648,697 and 461,107 shares were issued in October 2014 and December 2015, respectively. There was no incentive shares consideration outstanding as of June 30, 2016.

(iii) Bond also achieved the performance target of 25% and above CAGR growth for premium shares, hence a total number of 166,471 shares were issued in December 2015. There was no premium shares consideration outstanding as of June 30, 2016.

Bond [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition:

April 1, 2013
Cash and cash equivalents	$4,460
Time deposits with original maturities over three months	7,486
Restricted cash	242
Accounts receivable	9,966
Cost and estimated earnings in excess of billings	6,340
Other receivables	886
Advances to suppliers	110
Inventories	133
Deferred tax assets	105
Assets held for sale	2,951
Property, plant and equipment	4,891
Prepaid land leases	5,884
Intangible assets	14,359
Investments in equity investees	261
Total identifiable assets acquired	58,074

Short-term bank loans	5,532
Accounts payable	8,654
Deferred revenue	2,315
Income tax payable	1,015
Other tax payable	142
Accrued liabilities	314
Deferred tax liabilities	3,791
Long-term bank loans	2,257
Total liabilities assumed	24,020

Net identifiable assets acquired	34,054

Goodwill	39,751
Net assets acquired	$73,805